Organization, Description of Business and Liquidity (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2024
Organization, Description of Business and Liquidity [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Reverse stock split, description								Prior to the reverse stock split, the Company was authorized to issue 200,000,000 shares of common stock, consisting of 10,000,000 shares of Class A Common Stock and 190,000,000 shares of Class B Common Stock. As a result of the reverse stock split, the Company will be authorized to 40,000,000 shares of common stock, consisting of 2,000,000 shares of Class A Common Stock and 38,000,000 shares of Class B Common Stock.
Accumulated deficit		$ (16,330,381)				$ (16,330,381)		$ (12,006,357)	$ (5,558,315)
Net loss		(2,664,611)	$ (1,624,218)	$ (1,726,537)	$ (1,386,904)	(4,288,829)	$ (3,113,441)	(6,393,932)	(4,931,197)
Gross revenue		$ 173,259		$ 92,966		$ 344,008	$ 217,807	$ 633,489	$ 277,038
TommyBoyTV, LLC [Member] | Forecast [Member]
Organization, Description of Business and Liquidity [Line Items]
Gross revenue	$ 1,200,000
Class A Common Stock [Member]
Organization, Description of Business and Liquidity [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock [Member] | Asset Entities Inc. [Member]
Organization, Description of Business and Liquidity [Line Items]
Common stock par value (in Dollars per share)										$ 0.0001
Class B Common Stock [Member]
Organization, Description of Business and Liquidity [Line Items]
Common stock par value (in Dollars per share)		$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Class B Common Stock [Member] | Asset Entities Inc. [Member]
Organization, Description of Business and Liquidity [Line Items]
Common stock par value (in Dollars per share)										$ 0.0001
Series A Convertible Preferred Stock [Member]
Organization, Description of Business and Liquidity [Line Items]
Gross proceed						$ 3,000,000		$ 3,000,000
Shares to be sold (in Shares)						330		330